Annual Fund Operating Expenses	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.60%)	[1]
Net Expenses (as a percentage of Assets)	0.89%
Teucrium No K-1 Corn ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium No K-1 Corn ETF | Teucrium No K-1 Corn ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4],[5]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium 2xDaily Corn ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium 2xDaily Corn ETF | Teucrium 2x Daily Corn ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[6]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium No K-1 Wheat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium No K-1 Wheat ETF | Teucrium No K-1 Wheat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[8]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium 2x Daily Wheat ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium 2x Daily Wheat ETF | Teucrium 2x Daily Wheat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[9]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium No K-1 Sugar ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium No K-1 Sugar ETF | Teucrium No K-1 Sugar ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12],[13]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[11]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium 2x Daily Sugar ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium 2x Daily Sugar ETF | Teucrium 2x Daily Sugar ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[15],[16]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[14]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium No K-1 Soybean ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium No K-1 Soybean ETF | Teucrium No K-1 Soybean ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[18],[19]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[17]
Net Expenses (as a percentage of Assets)	0.95%
Teucrium 2x Daily Soybean ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Teucrium 2x Daily Soybean ETF | Teucrium 2x Daily Soybean ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[21],[22]
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)	[20]
Net Expenses (as a percentage of Assets)	0.95%
Yields for You Strategy A ETF | Yields for You Strategy A ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.25%
Expenses (as a percentage of Assets)	1.25%	[23]
Yields for You Strategy B ETF | Yields for You Strategy B ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[24]
Acquired Fund Fees and Expenses	0.22%	[24]
Expenses (as a percentage of Assets)	1.22%	[25]
Relative Strength Managed Volatility Strategy ETF | Relative Strength Managed Volatility Strategy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
Iceland ETF | Iceland ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
Teucrium 2x Long Daily XRP ETF | Teucrium 2x Long Daily XRP ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%	[26],[27]
Expenses (as a percentage of Assets)	2.77%
GlacierShares Arctic Circle ETF | GlacierShares Arctic Circle ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[28]
Expenses (as a percentage of Assets)	0.95%
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[29]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[30]
Acquired Fund Fees and Expenses	0.03%	[30]
Expenses (as a percentage of Assets)	0.98%	[31]
Fee Waiver or Reimbursement	(0.15%)	[29]
Net Expenses (as a percentage of Assets)	0.83%	[31]
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Acquired Fund Fees and Expenses	0.06%	[32]
Expenses (as a percentage of Assets)	1.01%	[33]

[1]	Teucrium Investment Advisors,LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.89% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).
[2]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[3]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[4]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[5]	Estimated for the current fiscal year.
[6]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).
[7]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[8]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[9]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees (the “Board”).
[10]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[11]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[12]	Estimated for the current fiscal year.
[13]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[14]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[15]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[16]	Estimated for the current fiscal year.
[17]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[18]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[19]	Estimated for the current fiscal year.
[20]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.95% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by or with the consent of, the Fund’s Board of Trustees (the “Board”).
[21]	Estimated for the current fiscal year.
[22]	The Adviser also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.49% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[23]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[24]	Estimated for the current fiscal year.
[25]
[2] The Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.

[26]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below) and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[27]	“Other Expenses” consists of interest expense incurred in connection with the Fund’s reverse repurchase agreements. It is a cost of investing in reverse repurchase agreements similar to other investment-related expenses, but is required to be reflected as a Fund expense for accounting purposes.
[28]	Estimated for the current fiscal year.
[29]	Teucrium Investment Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to reduce the Fund’s management fee from 0.95% to 0.80% of the Fund’s average daily net assets until at least April 30, 2027. This agreement may be terminated only by, or with the consent of, the Listed Funds Trust (the “Trust”) Board of Trustees (the “Board”).
[30]	Estimated for current fiscal year.
[31]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver” will not correlate to the expense ratios in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[32]	Estimated for current fiscal year.
[33]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.